Investment in Term Loans	12 Months Ended
Dec. 31, 2011
Investment in Term Loans [Abstract]
Investment in Term Loans
4.	Investment in Term Loans

In February 2011, Teekay made a $70 million term loan (or the 2011 Loan) to an unrelated ship-owner of a 2011-built Very Large Crude Carrier (or VLCC). The 2011 Loan bears interest at 9% per annum, which is payable quarterly. The 2011 Loan is repayable in full in February 2014.

However, it may be repaid prior to maturity at the option of the borrower. The 2011 Loan is collateralized by a first priority mortgage on the VLCC, together with other related collateral.

In July 2010, the Company’s subsidiary Teekay Tankers Ltd. (or Teekay Tankers) acquired two term loans with a total principal amount outstanding of $115.0 million for a total cost of $115.6 million (the Loans). The Loans bear interest at an annual interest rate of 9% per annum, and include a repayment premium feature which provides a total investment yield of approximately 10% per annum. The 9% interest income is received in quarterly installments and the Loans and repayment premium are payable in full at maturity in July 2013 where the repayment premium of 3% is calculated on the principal amount of the Loans outstanding at maturity. As at December 31, 2011 and 2010, the repayment premium included in the principal balance was $1.5 million and $0.5 million, respectively. The Loans are collateralized by first-priority mortgages on two 2010-built VLCCs owned by a shipowner based in Asia, together with other related security. The Loans can be repaid prior to maturity, at the option of the borrower.

Interest income earned from the investments in the term loans is included in revenues in the consolidated statements of income (loss). As at December 31, 2011 and 2010, $2.8 million and $1.8 million, respectively, in interest receivable were recorded in the consolidated balance sheet as accounts receivable.

The maximum potential loss relating to these loans is the Company’s original investment of $185.6 million plus any unpaid interest, which exposes the Company to a concentration of credit risk.